Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.1%
		Basic Materials: 5.8%
400,000	(1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$322,397	0.1
900,000	(1),(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	572,400	0.1
1,300,000	(1),(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,155,629	0.2
700,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	619,105	0.1
1,375,000	(1),(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,074,874	0.2
1,450,000	(1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	1,233,916	0.3
1,250,000	(1)	Constellium SE, 5.625%, 06/15/2028	1,157,275	0.2
800,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	752,227	0.2
2,425,000	(1)	HudBay Minerals, Inc., 4.500%, 04/01/2026	2,205,682	0.5
1,425,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,195,363	0.3
1,575,000	(1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,448,992	0.3
1,850,000	(1),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,591,000	0.3
1,725,000	(1)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	1,427,284	0.3
1,900,000	(1)	Mativ, Inc., 6.875%, 10/01/2026	1,681,253	0.4
1,700,000	(1)	Novelis Corp., 3.875%, 08/15/2031	1,390,162	0.3
475,000	(1)	Novelis Corp., 4.750%, 01/30/2030	422,190	0.1
1,500,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,301,760	0.3
950,000	(2)	Olin Corp., 5.000%, 02/01/2030	868,561	0.2
975,000		Olin Corp., 5.125%, 09/15/2027	923,052	0.2
1,600,000	(1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	1,216,810	0.3
315,000	(1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	302,021	0.1
1,675,000	(1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,474,987	0.3
1,490,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	967,040	0.2
1,625,000	(1)	Tronox, Inc., 4.625%, 03/15/2029	1,353,828	0.3
			26,657,808	5.8

		Communications: 13.9%
1,550,000	(1)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	1,244,549	0.3
2,000,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	1,184,883	0.3
2,150,000	(1)	Altice France SA/France, 5.500%, 10/15/2029	1,643,277	0.4
800,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	730,352	0.2
320,000		AMC Networks, Inc., 4.250%, 02/15/2029	199,862	0.0
1,825,000	(1)	Audacy Capital Corp., 6.500%, 05/01/2027	346,246	0.1
1,850,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,116,937	0.2
1,815,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,343,100	0.3
2,425,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,934,968	0.4
1,325,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,206,008	0.3
2,125,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,985,324	0.4
1,100,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	809,759	0.2
925,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	676,456	0.1
650,000	(1),(2)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	592,839	0.1
400,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	272,313	0.1
850,000	(1)	CommScope, Inc., 4.750%, 09/01/2029	686,864	0.1
1,400,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	1,003,091	0.2
2,075,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,927,300	0.4
2,225,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	1,234,517	0.3
800,000	(2)	CSC Holdings LLC, 5.250%, 06/01/2024	746,000	0.2
3,350,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	1,896,753	0.4
575,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	392,265	0.1
1,400,000	(1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	1,255,184	0.3
1,850,000		DISH DBS Corp., 5.125%, 06/01/2029	1,196,922	0.3
650,000	(1)	DISH DBS Corp., 5.250%, 12/01/2026	548,736	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

975,000	(1)	DISH DBS Corp., 5.750%, 12/01/2028	780,000	0.2
950,000		DISH DBS Corp., 7.375%, 07/01/2028	673,669	0.1
1,300,000		Embarq Corp., 7.995%, 06/01/2036	607,366	0.1
825,000	(1)	GCI LLC, 4.750%, 10/15/2028	694,415	0.2
1,875,000	(1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,354,566	0.3
625,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	530,415	0.1
1,400,000	(1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,173,130	0.3
975,000	(1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	809,131	0.2
1,325,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,241,949	0.3
525,000		Lumen Technologies, Inc., 5.625%, 04/01/2025	504,678	0.1
1,550,000	(1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,283,815	0.3
1,675,000	(1)	Millennium Escrow Corp., 6.625%, 08/01/2026	1,074,179	0.2
965,000		Netflix, Inc., 5.875%, 11/15/2028	980,469	0.2
1,200,000	(4)	Paramount Global, 6.250%, 02/28/2057	969,352	0.2
2,000,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	841,280	0.2
750,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	563,274	0.1
925,000	(1),(2)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	648,300	0.1
3,125,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,895,503	0.6
1,600,000	(1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	922,000	0.2
2,875,000		Sprint Corp., 7.125%, 06/15/2024	2,937,503	0.6
940,000		Sprint Corp., 7.625%, 03/01/2026	991,236	0.2
1,600,000	(1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,322,328	0.3
725,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	549,068	0.1
800,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	655,704	0.1
675,000	(1)	Univision Communications, Inc., 4.500%, 05/01/2029	565,741	0.1
2,650,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,562,378	0.6
1,300,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	1,100,528	0.2
1,525,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,417,286	0.3
400,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	364,040	0.1
650,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	488,701	0.1
1,425,000	(1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	1,199,992	0.3
2,450,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	2,145,324	0.5
1,500,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,221,458	0.3
2,300,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,309,226	0.3
			63,552,509	13.9

		Consumer, Cyclical: 23.8%
1,285,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	1,043,285	0.2
1,975,000	(1)	Academy Ltd., 6.000%, 11/15/2027	1,893,642	0.4
1,750,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,493,314	0.3
1,900,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,771,636	0.4
2,075,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	1,761,860	0.4
500,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	411,875	0.1
1,675,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,575,966	0.3
1,093,515		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	890,765	0.2
2,800,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	2,564,130	0.6
1,550,000	(1)	Arko Corp., 5.125%, 11/15/2029	1,219,075	0.3
1,000,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	881,665	0.2
400,000	(1)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	337,528	0.1
950,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	795,812	0.2
1,900,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	1,673,330	0.4
308,000	(1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	329,388	0.1
350,000	(1),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	216,706	0.0
1,350,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,314,502	0.3
1,625,000	(1)	Carnival Corp., 6.000%, 05/01/2029	1,085,918	0.2
1,800,000	(1)	Carnival Corp., 9.875%, 08/01/2027	1,703,979	0.4
1,475,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,391,825	0.3
1,300,000	(1)	Century Communities, Inc., 3.875%, 08/15/2029	1,023,815	0.2
1,100,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,113,727	0.2
1,225,000	(1)	Crocs, Inc., 4.125%, 08/15/2031	999,876	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,675,000	(2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	1,495,782	0.3
455,000	(2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/2026	465,633	0.1
1,900,000	(1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	1,536,102	0.3
1,350,000	(1)	Foot Locker, Inc., 4.000%, 10/01/2029	1,053,674	0.2
2,400,000		Ford Motor Co., 6.100%, 08/19/2032	2,220,678	0.5
2,165,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,882,792	0.4
3,100,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	2,781,614	0.6
1,760,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,624,700	0.4
1,430,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,298,154	0.3
1,000,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	989,050	0.2
1,575,000	(1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	1,186,327	0.3
1,550,000	(1)	Gap, Inc./The, 3.875%, 10/01/2031	1,083,582	0.2
900,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	888,477	0.2
1,500,000	(2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	1,228,860	0.3
950,000	(1)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	796,755	0.2
1,625,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,463,679	0.3
1,925,000	(1)	Interface, Inc., 5.500%, 12/01/2028	1,592,045	0.3
2,678,000	(1)	International Game Technology PLC, 5.250%, 01/15/2029	2,500,019	0.5
1,350,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	860,830	0.2
1,775,000	(1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,423,707	0.3
1,700,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	987,865	0.2
550,000		M/I Homes, Inc., 3.950%, 02/15/2030	444,792	0.1
1,300,000		M/I Homes, Inc., 4.950%, 02/01/2028	1,157,052	0.3
655,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	457,039	0.1
350,000	(1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	304,220	0.1
1,125,000	(1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	947,250	0.2
1,000,000		Mattel, Inc., 5.450%, 11/01/2041	815,621	0.2
1,925,000	(1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	1,547,873	0.3
1,275,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,168,926	0.3
350,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	340,456	0.1
1,725,000	(1)	NCL Corp. Ltd., 7.750%, 02/15/2029	1,315,382	0.3
1,150,000	(1)	NCL Finance Ltd., 6.125%, 03/15/2028	850,392	0.2
1,200,000	(1)	Penn Entertainment, Inc., 4.125%, 07/01/2029	949,564	0.2
950,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	862,904	0.2
2,425,000	(1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	2,282,089	0.5
1,750,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	1,201,900	0.3
3,675,000	(1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,980,245	0.7
850,000	(1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	913,495	0.2
850,000	(1),(2)	Royal Caribbean Cruises Ltd., 11.625%, 08/15/2027	855,066	0.2
475,000		Sands China Ltd., 5.625%, 08/08/2025	454,761	0.1
1,200,000		Sands China Ltd., 5.900%, 08/08/2028	1,125,196	0.2
1,650,000	(1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,395,900	0.3
1,325,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,266,309	0.3
525,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	536,509	0.1
1,600,000		Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,347,912	0.3
1,425,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,312,976	0.3
1,875,000	(1)	Sonic Automotive, Inc., 4.625%, 11/15/2029	1,503,765	0.3
525,000	(1)	SRS Distribution, Inc., 6.000%, 12/01/2029	418,505	0.1
1,325,000	(1)	SRS Distribution, Inc., 6.125%, 07/01/2029	1,073,012	0.2
2,525,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	1,822,242	0.4
1,975,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	1,720,090	0.4
1,650,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,462,643	0.3
1,550,000	(1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	1,345,414	0.3
1,575,000	(1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,238,690	0.3
1,425,000	(1)	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/2029	1,243,242	0.3
1,350,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,291,572	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

600,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	557,176	0.1
1,975,000	(1),(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,553,140	0.3
1,975,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,613,070	0.4
650,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	686,814	0.2
1,600,000	(1)	White Cap Buyer LLC, 6.875%, 10/15/2028	1,386,630	0.3
575,000	(1),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	497,801	0.1
1,325,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,273,244	0.3
650,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	587,665	0.1
1,775,000	(1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	1,347,278	0.3
2,175,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,966,311	0.4
			108,276,077	23.8

		Consumer, Non-cyclical: 13.7%
172,023	(1)	1375209 BC Ltd., 9.000%, 01/30/2028	168,367	0.0
1,600,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,520,160	0.3
1,675,000	(1)	ACCO Brands Corp., 4.250%, 03/15/2029	1,384,052	0.3
1,800,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	1,533,251	0.3
1,300,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,093,547	0.2
625,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	558,897	0.1
1,450,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,380,980	0.3
400,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	290,824	0.1
325,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	298,044	0.1
1,295,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,129,434	0.2
1,850,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,672,733	0.4
1,825,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,685,917	0.4
850,000	(1)	APi Escrow Corp., 4.750%, 10/15/2029	741,179	0.2
575,000	(1)	APi Group DE, Inc., 4.125%, 07/15/2029	477,250	0.1
475,000	(1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	303,008	0.1
305,000	(1)	Bausch Health Cos, Inc., 11.000%, 09/30/2028	239,378	0.0
1,350,000	(1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,300,759	0.3
2,075,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,738,394	0.4
725,000	(1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	527,724	0.1
875,000	(1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	661,344	0.1
1,075,000	(1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	923,726	0.2
1,875,000	(1)	CoreLogic, Inc., 4.500%, 05/01/2028	1,440,928	0.3
1,735,000	(1)	CPI CG, Inc., 8.625%, 03/15/2026	1,713,117	0.4
600,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	449,133	0.1
1,555,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	1,254,172	0.3
1,850,000		Encompass Health Corp., 4.750%, 02/01/2030	1,627,532	0.4
1,275,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	1,254,708	0.3
1,700,000	(1)	Jazz Securities DAC, 4.375%, 01/15/2029	1,518,228	0.3
1,500,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,478,475	0.3
1,375,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	1,110,649	0.2
1,675,000	(1),(2)	Medline Borrower L.P., 5.250%, 10/01/2029	1,333,392	0.3
1,200,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	800,655	0.2
1,650,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,445,895	0.3
1,425,000		New Albertsons L.P., 7.450%, 08/01/2029	1,451,925	0.3
2,300,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,995,561	0.4
1,375,000	(1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	895,111	0.2
1,175,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,165,071	0.3
900,000	(1)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	766,800	0.2
875,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	756,722	0.2
1,725,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,626,339	0.4
1,900,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,643,066	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,450,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,182,131	0.3
700,000	(1)	Spectrum Brands, Inc., 3.875%, 03/15/2031	545,324	0.1
775,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	685,227	0.1
1,275,000	(1)	Teleflex, Inc., 4.250%, 06/01/2028	1,166,153	0.3
800,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	694,516	0.1
425,000	(1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	396,215	0.1
2,250,000	(1),(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	2,019,218	0.4
1,690,000	(1)	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,613,198	0.3
1,600,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	1,448,240	0.3
1,550,000	(1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,245,332	0.3
1,300,000	(1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,251,159	0.3
455,000		United Rentals North America, Inc., 3.750%, 01/15/2032	371,794	0.1
960,000		United Rentals North America, Inc., 4.875%, 01/15/2028	911,861	0.2
315,000		United Rentals North America, Inc., 5.250%, 01/15/2030	296,527	0.1
1,185,000	(1)	United Rentals North America, Inc., 6.000%, 12/15/2029	1,179,875	0.3
875,000		Universal Health Services, Inc., 2.650%, 10/15/2030	698,416	0.1
1,300,000	(1)	Varex Imaging Corp., 7.875%, 10/15/2027	1,293,942	0.3
			62,355,575	13.7

		Energy: 16.4%
1,900,000	(1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	1,886,892	0.4
1,000,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	915,590	0.2
1,250,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,183,847	0.3
1,500,000	(1),(2)	Antero Resources Corp., 5.375%, 03/01/2030	1,392,690	0.3
263,000	(1)	Antero Resources Corp., 7.625%, 02/01/2029	264,802	0.1
1,125,000		Apache Corp., 5.100%, 09/01/2040	934,838	0.2
890,000		Apache Corp., 5.250%, 02/01/2042	732,825	0.2
1,625,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,489,535	0.3
600,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	573,747	0.1
1,700,000	(1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,517,981	0.3
1,700,000	(1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,510,627	0.3
1,450,000	(1),(2)	Baytex Energy Corp., 8.750%, 04/01/2027	1,477,731	0.3
1,950,000	(1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	1,901,153	0.4
1,625,000	(1)	Chord Energy Corp., 6.375%, 06/01/2026	1,584,895	0.4
1,350,000	(1)	CNX Midstream Partners LP, 4.750%, 04/15/2030	1,109,653	0.2
1,800,000	(1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	1,548,289	0.3
1,900,000	(1)	Comstock Resources, Inc., 5.875%, 01/15/2030	1,635,900	0.4
2,225,000	(1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	2,099,543	0.5
2,200,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	2,021,702	0.5
600,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	595,398	0.1
1,090,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,054,728	0.2
1,175,000	(1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,061,401	0.2
700,000	(1)	DT Midstream, Inc., 4.125%, 06/15/2029	602,724	0.1
1,275,000	(1)	DT Midstream, Inc., 4.375%, 06/15/2031	1,071,319	0.2
1,625,000	(1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,556,587	0.3
1,650,000	(1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,510,220	0.3
725,000	(1)	Enerflex Ltd., 9.000%, 10/15/2027	723,963	0.2
2,625,000		EnLink Midstream LLC, 5.375%, 06/01/2029	2,433,265	0.5
1,675,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,580,229	0.4
675,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	604,768	0.1
294,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	284,215	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,100,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	941,898	0.2
1,000,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	926,467	0.2
450,000	(1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	412,293	0.1
900,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	802,360	0.2
850,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	766,063	0.2
1,025,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	887,966	0.2
1,825,000	(1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	1,751,628	0.4
2,070,000	(1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,944,005	0.4
2,175,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,964,373	0.4
875,000		Murphy Oil Corp., 5.875%, 12/01/2027	843,509	0.2
1,525,000		Murphy Oil Corp., 6.375%, 07/15/2028	1,470,069	0.3
1,425,000	(1)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,305,978	0.3
700,000		Nabors Industries, Inc., 5.100%, 09/15/2023	689,325	0.2
600,000	(1)	Nabors Industries, Inc., 7.375%, 05/15/2027	581,910	0.1
1,000,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	809,526	0.2
1,975,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	1,971,050	0.4
2,975,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	3,081,014	0.7
1,275,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,375,120	0.3
2,750,000		Southwestern Energy Co., 5.375%, 02/01/2029	2,553,389	0.6
1,675,000	(1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	1,439,977	0.3
575,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	503,783	0.1
1,450,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,260,630	0.3
750,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	666,315	0.2
975,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	985,311	0.2
1,225,000	(1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	1,194,008	0.3
950,000	(1)	Transocean, Inc., 7.500%, 01/15/2026	801,249	0.2
2,075,000	(1),(2)	Weatherford International Ltd., 8.625%, 04/30/2030	1,996,343	0.4
2,125,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,769,052	0.4
			74,555,668	16.4

		Financial: 7.9%
1,600,000		Ally Financial, Inc., 5.750%, 11/20/2025	1,551,681	0.3
1,350,000	(1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,117,069	0.2
1,750,000	(1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,491,667	0.3
1,400,000	(1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,252,289	0.3
1,925,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,840,541	0.4
675,000	(1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	526,163	0.1
850,000	(1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	710,350	0.2
1,225,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,103,795	0.2
1,850,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,496,335	0.3
1,750,000	(1)	LPL Holdings, Inc., 4.000%, 03/15/2029	1,525,037	0.3
675,000	(1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	547,540	0.1
1,350,000	(1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,162,978	0.3
1,260,000	(2)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	963,125	0.2
1,440,000	(2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,213,574	0.3
1,800,000	(1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,392,628	0.3
1,800,000		Navient Corp., 4.875%, 03/15/2028	1,482,907	0.3
975,000	(2)	Navient Corp., 5.000%, 03/15/2027	855,234	0.2
375,000		Navient Corp., 7.250%, 09/25/2023	375,865	0.1
950,000	(2)	OneMain Finance Corp., 4.000%, 09/15/2030	710,072	0.2
2,350,000	(2)	OneMain Finance Corp., 5.375%, 11/15/2029	1,925,967	0.4
1,950,000	(1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	1,770,787	0.4
1,625,000	(1)	PRA Group, Inc., 5.000%, 10/01/2029	1,343,014	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

375,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 04/15/2030	274,054	0.1
1,760,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,333,534	0.3
1,525,000	(1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	1,238,469	0.3
2,200,000	(1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,897,085	0.4
725,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	459,707	0.1
1,175,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	780,635	0.2
1,275,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	1,159,453	0.3
1,400,000	(1)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	1,124,375	0.2
1,525,000	(1)	XHR L.P., 4.875%, 06/01/2029	1,251,150	0.3
			35,877,080	7.9

		Industrial: 10.4%
1,975,000	(1),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,376,797	0.3
825,000	(2)	Ball Corp., 3.125%, 09/15/2031	663,655	0.1
715,000		Ball Corp., 6.875%, 03/15/2028	735,356	0.2
880,000	(1)	Bombardier, Inc., 7.875%, 04/15/2027	855,392	0.2
1,675,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,529,101	0.3
1,350,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,198,407	0.3
2,100,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,909,236	0.4
2,225,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,953,190	0.4
1,640,000	(1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,650,726	0.4
435,000	(1)	Chart Industries, Inc., 9.500%, 01/01/2031	446,665	0.1
1,900,000	(1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,623,417	0.4
1,750,000	(1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,498,551	0.3
875,000	(1)	GFL Environmental, Inc., 4.375%, 08/15/2029	742,634	0.2
650,000	(1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	510,717	0.1
800,000	(1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	634,319	0.1
1,375,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	1,131,202	0.2
1,525,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,274,858	0.3
1,400,000	(1),(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,477,294	0.3
250,000		Howmet Aerospace, Inc., 5.125%, 10/01/2024	247,760	0.0
1,225,000		Howmet Aerospace, Inc., 5.900%, 02/01/2027	1,220,112	0.3
1,875,000	(1)	Imola Merger Corp., 4.750%, 05/15/2029	1,630,554	0.4
900,000	(1),(3)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	633,434	0.1
1,700,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,374,400	0.3
1,300,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,237,054	0.3
1,875,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,738,527	0.4
1,600,000	(1)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,341,628	0.3
1,300,000	(1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	1,125,735	0.2
450,000	(1)	Rolls-Royce PLC, 3.625%, 10/14/2025	416,250	0.1
1,575,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,502,755	0.3
2,025,000	(1)	Sealed Air Corp., 4.000%, 12/01/2027	1,840,435	0.4
500,000	(1)	Sensata Technologies BV, 5.000%, 10/01/2025	489,166	0.1
1,825,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,504,119	0.3
1,775,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,339,394	0.3
1,025,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	837,435	0.2
1,625,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,631,858	0.4
1,200,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,119,360	0.2
850,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	834,437	0.2
1,050,000	(2)	TransDigm, Inc., 4.625%, 01/15/2029	925,076	0.2
775,000		TransDigm, Inc., 5.500%, 11/15/2027	729,337	0.2
1,250,000		TransDigm, Inc., 6.375%, 06/15/2026	1,218,018	0.3
1,500,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,263,061	0.3
			47,411,422	10.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

		Technology: 2.9%
1,100,000		CDW LLC / CDW Finance Corp., 3.276%, 12/01/2028	943,838	0.2
200,000		CDW LLC / CDW Finance Corp., 4.125%, 05/01/2025	194,560	0.0
1,750,000	(1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	1,410,178	0.3
1,425,000	(1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	1,312,523	0.3
875,000	(1)	Entegris Escrow Corp., 6.950%, 06/15/2030	808,062	0.2
575,000	(1),(2)	Entegris, Inc., 3.625%, 05/01/2029	468,927	0.1
2,475,000	(1)	NCR Corp., 5.125%, 04/15/2029	2,074,318	0.4
725,000	(1)	Open Text Corp., 3.875%, 12/01/2029	584,084	0.1
800,000	(1)	Open Text Corp., 6.900%, 12/01/2027	801,040	0.2
1,425,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,145,615	0.2
1,575,000	(1)	Playtika Holding Corp., 4.250%, 03/15/2029	1,238,344	0.3
1,625,000	(1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	710,899	0.2
645,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	445,610	0.1
1,600,000	(1)	Virtusa Corp., 7.125%, 12/15/2028	1,221,637	0.3
			13,359,635	2.9

		Utilities: 1.3%
325,000	(1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	261,741	0.1
1,350,000	(1),(2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,248,069	0.3
1,550,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,483,700	0.3
910,000		TransAlta Corp., 7.750%, 11/15/2029	930,590	0.2
650,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	627,281	0.1
1,400,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,331,207	0.3
			5,882,588	1.3

	Total Corporate Bonds/Notes
	(Cost $504,688,132)		437,928,362	96.1

BANK LOANS: 0.5%
		Consumer, Cyclical: 0.3%
1,200,000		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 5.766%, (US0001M + 1.750%), 06/22/2026	1,164,245	0.3

		Electronics/Electrical: 0.2%
1,500,000		AP Core Holdings II, LLC High-Yield Term Loan B2, 9.884%, (US0001M + 5.500%), 09/01/2027	1,357,125	0.2

		Total Bank Loans
		(Cost $2,653,026)	2,521,370	0.5

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
525,000		DISH Network Corp., 3.375%, 08/15/2026	330,225	0.1

		Total Convertible Bonds/Notes
		(Cost $521,800)	330,225	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.3%
		Consumer Staples: 0.3%
63,000	(5),(6)	Southeastern Grocers, Inc.	1,338,750	0.3

		Total Common Stock
		(Cost $444,141)	1,338,750	0.3

		Total Long-Term Investments
		(Cost $508,307,099)	442,118,707	97.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
		Repurchase Agreements: 5.5%
5,792,800	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $5,795,530, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,908,656, due 01/15/23-11/20/72)	5,792,800	1.3
5,792,800	(7)	Citadel Securities LLC, Repurchase Agreement dated 12/30/22, 4.41%, due 01/03/23 (Repurchase Amount $5,795,600, collateralized by various U.S. Government Securities, 0.125%-6.250%, Market Value plus accrued interest $5,911,551, due 04/15/23-11/15/52)	5,792,800	1.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

4,323,829	(7)	Deutsche Bank Securities Inc., Repurchase Agreement dated 12/30/22, 4.29%, due 01/03/23 (Repurchase Amount $4,325,862, collateralized by various U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $4,410,306, due 02/01/24-01/01/57)	4,323,829	0.9
3,476,328	(7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $3,477,966, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $3,547,550, due 03/01/23-11/20/72)	3,476,328	0.7
5,881,675	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $5,884,447, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $5,999,308, due 09/01/24-10/20/52)	5,881,675	1.3

	Total Repurchase Agreements
	(Cost $25,267,432)		25,267,432	5.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
5,411,000	(8) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.150%
	(Cost $5,411,000)	5,411,000	1.2

	Total Short-Term Investments
	(Cost $30,678,432)	30,678,432	6.7

	Total Investments in Securities (Cost $538,985,531)	$472,797,139	103.7
	Liabilities in Excess of Other Assets	(16,874,708)	(3.7)
	Net Assets	$455,922,431	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2022.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$1,338,750	$1,338,750
Total Common Stock	–	–	1,338,750	1,338,750
Corporate Bonds/Notes	–	437,928,362	–	437,928,362
Convertible Bonds/Notes	–	330,225	–	330,225
Bank Loans	–	2,521,370	–	2,521,370
Short-Term Investments	5,411,000	25,267,432	–	30,678,432
Total Investments, at fair value	$5,411,000	$466,047,389	$1,338,750	$472,797,139

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $540,223,175.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,921,508
Gross Unrealized Depreciation	(69,347,544)
Net Unrealized Depreciation	$(67,426,036)